Lease Transactions (Component of Direct Financing Lease Transactions) (Detail) ¥ in Millions	Sep. 30, 2019 JPY (¥)
Leases [Abstract]
Lease receivables (undiscounted)	¥ 2,057,016
Adjustments:
Discounted unguaranteed residual value	25,504
Initial direct cost on direct financing leases	26,756
Deferred selling profit	(331,036)
Net investment in direct financing leases	¥ 1,778,240